Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Segment Disclosures Table
Schedule of Geographical Information of company's non-current assets
	December 31, 2019			December 31, 2018
	Canada	USA	Total	Canada	USA	Other	Total

Mineral property interests	$11,864	$4,219	$16,083	$10,840	$3,387	$10	$14,237
Leasehold improvements and equipment	128	-	128	80	-	-	80